Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 7,110	$ 7,943	$ 9,050
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	630	781	1,175
Realized capital gains and losses	0	(626)	(2,075)
Changes in:
Policy benefits and other insurance reserves	(6,147)	14,398	(22,072)
Income taxes	(329)	(516)	476
Receivable from/payable to affiliates, net	(17,255)	25,752	(13,494)
Other operating assets and liabilities	16,007	(32,761)	37,802
Net cash provided by operating activities	16	14,971	10,862
Cash flows from investing activities
Proceeds from sales of fixed income securities	9,170	25,367	44,880
Collections on fixed income securities	53,475	29,154	25,268
Purchases of fixed income securities	(38,896)	(51,209)	(77,175)
Change in short-term investments, net	(31,738)	(11,216)	(1,379)
Net cash used in investing activities	(7,989)	(7,904)	(8,406)
Net (decrease) increase in cash	(7,973)	7,067	2,456
Cash at beginning of year	13,073	6,006	3,550
Cash at end of year	$ 5,100	$ 13,073	$ 6,006